UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer               Greenwich, Connecticut          May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $183,253
                                        (thousands)

List of Other Included Managers:

NONE


                                               FORM 13F INFORMATION TABLE
                                                     March 31, 2010



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------        -----        --------  -------   --- ----  ----------  --------  ----    ------ ----
ANNALY CAP MGMT INC            COM             035710409     2,262      131,656 SH         SOLE       NONE        131,656
AVIS BUDGET GROUP              COM             053774105     3,118      271,092 SH         SOLE       NONE        271,092
BANK OF AMERICA CORPORATION    COM             060505104     6,133      343,580 SH         SOLE       NONE        343,580
BARCLAYS BK PLC                IPATH SHRT ETN  06740C527     1,366       65,000 SH         SOLE       NONE         65,000
BUILDERS FIRSTSOURCE INC       COM             12008R107     1,111      352,700 SH         SOLE       NONE        352,700
CEDAR FAIR L P                 DEPOSITRY UNIT  150185106     8,347      699,068 SH         SOLE       NONE        699,068
CIT GROUP INC                  COM NEW         125581801    34,302      880,441 SH         SOLE       NONE        880,441
CITIGROUP INC                  COM             172967101    12,585    3,107,310 SH         SOLE       NONE      3,107,310
CLEAR CHANNEL OUTDOOR HLDGS    CL A            18451C109     9,474      892,945 SH         SOLE       NONE        892,945
DANA HOLDING CORP              COM             235825205     6,623      557,503 SH         SOLE       NONE        557,503
DELTA AIR LINES INC DEL        COM NEW         247361702    26,705    1,830,341 SH         SOLE       NONE      1,830,341
DISCOVER FINL SVCS             COM             254709108     2,518      169,000 SH         SOLE       NONE        169,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM             256743105     5,015      156,090 SH         SOLE       NONE        156,090
DYNEGY INC DEL                 CL A            26817G102     5,264    4,177,776 SH         SOLE       NONE      4,177,776
GMX RES INC                    COM             38011M108       360       43,764 SH         SOLE       NONE         43,764
HORSEHEAD HLDG CORP            COM             440694305     3,045      257,158 SH         SOLE       NONE        257,158
HUDSON CITY BANCORP            COM             443683107     3,756      265,067 SH         SOLE       NONE        265,067
MASTERCARD INC                 CL A            57636Q104     3,646       14,353 SH         SOLE       NONE         14,353
NORTH AMERN ENERGY PARTNERS    COM             656844107     2,277      237,409 SH         SOLE       NONE        237,409
PENN MILLERS HLDG CORP         COM             707561106       382       31,400 SH         SOLE       NONE         31,400
PFIZER INC                     COM             717081103     3,123      182,104 SH         SOLE       NONE        182,104
REDWOOD TR INC                 COM             758075402       243       15,780 SH         SOLE       NONE         15,780
RUSH ENTERPRISES INC           CL A            781846209     3,886      294,173 SH         SOLE       NONE        294,173
SPDR GOLD TRUST                GOLD SHS        78463V107     4,406       40,436 SH         SOLE       NONE         40,436
SPRINT NEXTEL CORP             COM SER 1       852061100     5,930    1,560,450 SH         SOLE       NONE      1,560,450
STANCORP FINL GROUP INC        COM             852891100     3,021       63,425 SH         SOLE       NONE         63,425
STANDARD PARKING CORP          COM             853790103     2,990      182,118 SH         SOLE       NONE        182,118
SUPERMEDIA INC                 COM             868447103     3,905       95,993 SH         SOLE       NONE         95,993
TIME WARNER CABLE INC          COM             88732J207     4,518       84,749 SH         SOLE       NONE         84,749
TOWN SPORTS INTL HLDGS INC     COM             89214a102       749      191,529 SH         SOLE       NONE        191,529
U S G CORP                     COM NEW         903293405     8,097      471,865 SH         SOLE       NONE        471,865
VERISK ANALYTICS INC           CL A            92345Y106     1,128       40,000 SH         SOLE       NONE         40,000
WASTE MGMT INC DEL             COM             94106l109     2,968       86,218 SH         SOLE       NONE         86,218




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